Pension and Other Postretirement Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits	Pension and Other Postretirement Benefits
Retirement Plan Summary Information
The Company maintains multiple pension plans, both contributory and non-contributory, covering employees at certain locations. Eligibility requirements for participation in the plans vary, and benefits generally are based on the participant's compensation and years of service, as defined in the respective plan. The Company's funding policy generally is to contribute in accordance with cost accounting standards that affect government contractors, subject to the Tax Code and regulations thereunder. Plan assets are invested primarily in equities, bonds (both corporate and U.S. government), U.S. government-sponsored entity instruments, cash and cash equivalents and real estate.
The Company also provides postretirement medical benefits for certain retired employees and dependents at certain locations. Participants are eligible for these benefits when they retire from active service and meet the eligibility requirements for the Company's postretirement benefit plans. The Company's contractual arrangements with the U.S. government provide for the recovery of contributions to a Voluntary Employees' Beneficiary Association (“VEBA”) trust and, for non-funded plans, recovery of claims on a pay-as-you-go basis, subject to the Tax Code and regulations thereunder, with the retiree generally paying a portion of the costs through contributions, deductibles and coinsurance provisions.
The Company also maintains certain non-contributory and unfunded supplemental retirement plans. Eligibility for participation in the supplemental retirement plans is limited, and benefits generally are based on the participant's compensation and/or years of service.
The following table summarizes the components of net periodic benefit cost for the Company's pension, postretirement and supplemental retirement plans for the three months ended March 31,:

	Defined Benefit Pension Plans		Postretirement Benefit Plan		Supplemental Retirement Plans
(Dollars in millions)	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	$2	$1	$—	$—	$—	$—
Less Expected return on plan assets	$(2)	$(2)	$—	$—	$—	$—
Amortization of net actuarial loss (gain)	$—	$1	$—	$—	$—	$—
Amortization of prior service cost	$—	$—	$—	$—	$—	$—
Settlement expense (income)	$1	$—	$—	$—	$—	$—
Net periodic benefit cost	$1	$—	$—	$—	$—	$—
The expected long-term return on plan assets assumption represents the average rate that the Company expects to earn over the long-term on the assets of the Company's benefit plans, including those from dividends, interest income and capital appreciation. The assumption has been determined based on expectations regarding future rates of return for the plans' investment portfolio, with consideration given to the allocation of investments by asset class and historical rates of return for each individual asset class.
Pension related expenses are reflected in the Total costs of revenues and General and administrative expenses on the Consolidated Statement of Earnings (unaudited).
A one percentage increase or decrease in healthcare trend rates in the table above would have an insignificant impact to our service and interest cost and the postretirement medical obligations.
Pension and Other Postretirement Benefits
Retirement Plan Summary Information
The Company maintains multiple pension plans, both contributory and non-contributory, covering employees at certain locations. Eligibility requirements for participation in the plans vary, and benefits generally are based on the participant's compensation and years of service, as defined in the respective plan. The Company's funding policy generally is to contribute in accordance with cost accounting standards that affect government contractors, subject to the Tax Code and regulations thereunder. Plan assets are invested primarily in equities, bonds (both corporate and U.S. government), U.S. government-sponsored entity instruments, cash and cash equivalents and real estate.
The Company also provides postretirement medical benefits for certain retired employees and dependents at certain locations. Participants are eligible for these benefits when they retire from active service and meet the eligibility requirements for the Company's postretirement benefit plans. The Company's contractual arrangements with the U.S. government provide for the recovery of contributions to a Voluntary Employees' Beneficiary Association (“VEBA”) trust and, for non-funded plans, recovery of claims on a pay-as-you-go basis, subject to the Tax Code and regulations thereunder, with the retiree generally paying a portion of the costs through contributions, deductibles and coinsurance provisions.
The Company also maintains certain non-contributory and unfunded supplemental retirement plans. Eligibility for participation in the supplemental retirement plans is limited, and benefits generally are based on the participant's compensation and/or years of service.
The following tables provide certain information regarding the Company's pension, postretirement and supplemental retirement plans as of December 31, 2021 and 2020:

	Defined Benefit Pension Plans		Postretirement Benefit Plans		Supplemental Retirement Plans
(Dollars in millions)	2021	2020	2021	2020	2021	2020
Change in benefit obligation:
Benefit obligation at beginning of year	$226	$261	$2	$3	$23	$24
Service cost	—	—	—	—	—	—
Interest cost	5	7	—	—	1	1
Plan participants' contributions	—	—	—	—	—	—
Actuarial (gain) loss	(3)	(10)	—	(1)	(1)	(1)
Benefits paid	(13)	(10)	—	—	(1)	(1)
(Gain) loss due to settlement	—	(21)	—	—	—	—
Plan amendments	—	—	—	—	—	—
Exchange rate differences and other	—	(1)	—	—	—	—
Benefit obligation at end of year	$215	$226	$2	$2	$22	$23
Change in plan assets:
Fair value of plan assets at beginning of year	$151	$158	$1	$1	$11	$10
Actual return on plan assets	15	19	—	—	1	1
Plan participants' contributions	—	—	—	—	—	—
Employer contributions	13	6	—	—	1	1
Benefits paid	(13)	(10)	—	—	(1)	(1)
(Loss) gain due to settlement	—	(21)	—	—	—	—
Exchange rate differences and other	—	(1)	—	—	—	—
Fair value of plan assets at end of year	166	151	1	1	12	11
Contributions between measurement date and year end	—	—	—	—	—	—
Funded status of the plans at year end	$(49)	$(75)	$(1)	$(1)	$(10)	$(12)
The amounts recognized in the Consolidated Balance Sheet, as of December 31, 2021 and 2020 consist of:

	Defined Benefit Pension Plans		Postretirement Benefit Plans		Supplemental Retirement Plans
(Dollars in millions)	2021	2020	2021	2020	2021	2020
Noncurrent assets	$—	$—	$1	$1	$—	$—
Current liabilities	—	—	—	—	—	—
Noncurrent liabilities	(49)	(75)	(2)	(2)	(10)	(11)
Net liability recognized	$(49)	$(75)	$(1)	$(1)	$(10)	$(11)
Amounts recognized in accumulated other comprehensive income (before taxes) at December 31, 2021 and 2020 consist of:

	Defined Benefit Pension Plans		Postretirement Benefit Plans		Supplemental Retirement Plans
(Dollars in millions)	2021	2020	2021	2020	2021	2020
Prior service cost	$—	$—	$—	$—	$—	$—
Net actuarial loss (gain)	40	52	(1)	(2)	6	7
Total amount recognized in accumulated other comprehensive losses (earnings)	$40	$52	$(1)	$(2)	$6	$7
The aggregate accumulated benefit obligation (“ABO”) for the Company's defined benefit pension plans combined was $237 million and $249 million at December 31, 2021 and 2020, respectively. The ABO represents benefits accrued without assuming future compensation increases to plan participants and is approximately equal to our projected benefit obligation (“PBO”).The table below presents information for the pension plans with an ABO and PBO in excess of the fair value of plan assets at December 31, 2021 and 2020.

(Dollars in millions)	December 31, 2021	December 31, 2020
Projected benefit obligation	$237	$249
Accumulated benefit obligation	237	249
Fair value of plan assets	178	162
The following table summarizes the weighted average actuarial assumptions used to determine our benefit obligations at December 31, 2021 and 2020:

	Defined Benefit Pension Plans		Postretirement Benefit Plans		Supplemental Retirement Plans
	2021	2020	2021	2020	2021	2020
Rate assumptions
Discount rate	2.8%	2.4%	2.6%	4.3%	2.8%	2.5%
Increase in future compensation levels	N/A	N/A	N/A	N/A	N/A	N/A
Expected long-term return on plan assets	5.9%	6.4%	5.9%	6.4%	N/A	N/A
Health care trend rate assumed for next year	N/A	N/A	4.6%	5.4%	N/A	N/A
Ultimate health care trend rate	N/A	N/A	4.3%	4.3%	N/A	N/A
Year rate reaches ultimate trend rate	N/A	N/A	2031	2031	N/A	N/A
The following table summarizes the components of net periodic benefit cost for the Company's pension, postretirement and supplemental retirement plans for the years ended December 31, 2021 and 2020 and 2019:

	Defined Benefit Pension Plans			Postretirement Benefit Plans			Supplemental Retirement Plans
(Dollars in millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	$5	$7	$7	$—	$—	$—	$1	$1	$1
Expected return on plan assets	$(7)	$(8)	$(7)	$—	$—	$—	$—	$—	$—
Amortization of net actuarial loss (gain)	$2	$3	$2	$(1)	$(1)	$—	$—	$—	$—
Amortization of prior service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Settlement expense (income)	$—	$3	$—	$—	$—	$—		$—	$—
Net periodic benefit cost	$—	$5	$2	$(1)	$(1)	$—	$1	$1	$1
The following table summarizes the other changes in plan assets and benefit obligations recognized in other comprehensive earnings for the Company's pension, postretirement and supplemental retirement benefit plans for the years ended December 31, 2021 and 2020 and 2019:

	Defined Benefit Pension Plans			Postretirement Benefit Plans			Supplemental Retirement Plans
(Dollars in millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Net actuarial (gain) loss	$(11)	$(21)	$19	$—	$(1)	$(1)	$(1)	$(1)	$4
Prior service cost	—	—	—	—	—	—	—	—	—
Amortization of net actuarial (loss) gain from prior years	(2)	(6)	(2)	1	1	—	—	—	—
Amortization of prior service cost	—	—	—	—	—	—	—	—	—
Other(1)	—	—	—	—	—	—	—	—	—
Total recognized in other comprehensive income	$(13)	$(27)	$17	$1	$—	$(1)	$(1)	$(1)	$4
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(1)Includes foreign exchange translation
The following table summarizes the weighted average actuarial assumptions used to determine our net periodic cost of the plans for the years ended December 31, 2021, 2020 and 2019:

	Defined Benefit Pension Plans			Postretirement Benefit Plans			Supplemental Retirement Plans
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Rate assumptions
Discount rate	2.8%	2.7%	3.6%	2.1%	2.8%	3.3%	2.4%	2.4%	3.5%
Expected long - term return on plan assets	6.4%	6.3%	6.9%	6.4%	5.8%	5.7%	N/A	N/A	N/A
Increase in future compensation levels	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Health care trend rate assumed for next year	N/A	N/A	N/A	5.8%	6.0%	6.5%	N/A	N/A	N/A
Ultimate health care trend rate	N/A	N/A	N/A	4.5%	4.5%	4.5%	N/A	N/A	N/A
Year rate reaches ultimate trend rate	N/A	N/A	N/A	2030	2029	2027	N/A	N/A	N/A
The expected long-term return on plan assets assumption represents the average rate that the Company expects to earn over the long-term on the assets of the Company's benefit plans, including those from dividends, interest income and capital appreciation. The assumption has been determined based on expectations regarding future rates of return for the plans' investment portfolio, with consideration given to the allocation of investments by asset class and historical rates of return for each individual asset class.
A one percentage increase or decrease in healthcare trend rates in the table above would have an insignificant impact to our service and interest cost and the postretirement medical obligations.
Plan Assets
The Company is responsible for formulating the investment policies and strategies for each plan's assets. Presently all of the plans are governed by a single investment policy and are uniformly invested. As part of the policy statement the Company has implemented a glide path which adjusts the percentage of assets invested in return seeking assets based upon the attainment of specific funding percentages. The non-return seeking assets are invested primarily in bonds with maturities closely matching the anticipated payment of benefits.
The table below represents all of the Company's funded pension plans' and postretirement benefit plans' weighted-average asset allocation at December 31, 2021 and 2020 by asset category:

	Asset Allocation
	2021	2020
Asset Category
Equity securities	41%	55%
Debt securities	47%	33%
Real estate	6%	6%
Other, primarily cash and cash equivalents, and hedge funds	6%	6%
The table below presents the target allocation ranges for each major asset category for the Company's benefit plans for the years ended December 31, 2021 and 2020.

Target Asset Allocation Range
	2021	2020
Asset Category
Equity securities	40% - 60%	40% - 60%
Debt securities	30% - 50%	40% - 50%
Real estate	5% - 10%	5% - 10%
Other, primarily cash and cash equivalents and hedge funds	5% - 10%	5% - 10%
The following tables provides the fair value of plan assets held by our defined benefit plan by asset category and by fair value hierarchy level. Certain investments are measured at their NAV per share and do not have readily determined fair values. As such, these investments are not subject to leveling in the fair value hierarchy.

	December 31, 2021
(Dollars in millions)	Level 1	Level 2	Level 3	Total
Asset category
Investments measured at fair value:	$—	$—	$—	$—
Cash and cash equivalents	$11	$—	$—	$11
Equity securities	6	—	—	6
Debt securities	—	—	—	—
Total	$17	$—	$—	$17
Investments measured at NAV:
Collective trust funds	—	—	—	162
Equity and fixed income funds	—	—	—	—
Total	$17	$—	$—	$179

	December 31, 2020
(Dollars in millions)	Level 1	Level 2	Level 3	Total
Asset category
Investments measured at fair value:
Cash and cash equivalents	$9	$—	$—	$9
Equity securities	6	—	—	6
Debt securities	—	—	—	—
Total	$15	$—	$—	$15
Investments measured at NAV:
Collective trust funds	—	—	—	148
Equity and fixed income funds	—	—	—	—
Total	$15	$—	$—	$163
For the year ended December 31, 2022, the Company expects to contribute $5 million to its pension plans and an inconsequential amount to its postretirement plans. During 2020 the Company deferred approximately $7 million in pension contributions until 2021 under the CARES Act and IRS Notice 2020-82, which was included in the total pension contributions for 2021 of $13 million.
The following table presents expected pension and postretirement benefit payments over the next 10 years:

(Dollars in millions)	Defined Benefit Pension Plans	Postretirement Benefit Plans	Supplemental Retirement Plans
Year Ending December 31,
2022	$12	$—	$1
2023	12	—	1
2024	13	—	1
2025	13	—	1
2026	13	—	1
2027-2031	63	—	6
Defined Contribution Plans
The Company maintains defined contribution plans covering substantially all domestic full-time eligible employees. The Company's contributions to these plans for the years ended December 31, 2021, 2020 and 2019 amounted to $22 million, $21 million and $19 million, respectively.